Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Inventories	$ 3,911	$ 3,188
Trade and other receivables	5,513	3,752
Amounts due from related parties		765
Cash and cash equivalents	1,887	698
Excise duty indemnification	3,575
Short-term prepayments	1,284	548
Total current assets	16,170	8,951
Non-current assets:
Property, plant and equipment	40,969	37,044
Exploration and evaluation assets	1,054	987
Long-term prepayments	4,503	3,922
Staff loan receivables	98	135
Total non-current assets	46,624	42,088
TOTAL ASSETS	62,794	51,039
Current liabilities:
Trade and other payables	37,881	31,451
Cash-settled share-based payment	17
Current tax liabilities	6,642	8,990
Borrowings	3,177	1,142
Bank overdraft		1,013
Excise duty payable	3,575
Amounts due to related parties	2,277	3,389
Total current liabilities	53,569	45,985
Non-current liabilities:
Provision for rehabilitation cost	26,688	26,389
Borrowings	2,006	1,374
Deferred tax liability	8,566	8,217
Derivative liability (warrants)	1,334
Earnout liability	9,898
Cash-settled share-based payment	8
Total non-current liabilities	48,500	35,980
TOTAL LIABILITIES	102,069	81,965
Shareholders’ deficit:
Share capital	5	1
Share premium/other reserves	(109,745)
Shareholders’ surplus/(deficit)	70,465	(30,927)
Total shareholders’ deficit	(39,275)	(30,926)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 62,794	$ 51,039